Share capital - Additional Information (Detail)					12 Months Ended
	Jul. 12, 2022 $ / shares shares	Jul. 08, 2022 USD ($) $ / shares shares	Dec. 14, 2021 CNY (¥) shares	Jun. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $				$ 50,000
Common Stock, Shares Authorized	50,000,000,000			500,000,000		50,000,000,000	50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001	$ 0.000001		$ 0.0001		$ 0.000001	$ 0.000001
Stock Issued During Period, Shares, New Issues				1,000,000
Shares Issued, Price Per Share | $ / shares				$ 0.0001
Stock Issued During Period, Value, New Issues				$ 100	¥ 100,000,000
Common Stock, stock subdivision basis		100
Description of voting rights of common stock	Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company.
Common Stock, Shares, Issued		117,647,000				117,647,000	117,647,000
Common Stock, Shares, Outstanding		117,647,000				117,647,000	117,647,000
2022 Share Incentive Plan
Class of Stock [Line Items]
Maximum aggregate number of shares that may be issued under the Plan	6,500,000
Maximum Number of Shares increase under the plan for future issuance	1,350,000
Percentage of Shares outstanding as measured as of the last trading day	1.00%
Award, Expiration Period	10 years
Common Class A
Class of Stock [Line Items]
Common Stock, Shares Authorized	49,934,912,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001
Common Class B
Class of Stock [Line Items]
Common Stock, Shares Authorized	65,088,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.000001
Maximum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $		$ 50,000
Common Stock, Shares Authorized		50,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.000001
Minimum | Common Stock, Stock Subdivision
Class of Stock [Line Items]
Common Stock, Value, Outstanding | $		$ 50,000
Common Stock, Shares Authorized		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Golden Stone Capital Limited
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			176,470
Stock Issued During Period, Value, New Issues | ¥			¥ 100,000,000